Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of income tax in consolidated statements of operations

	2019			2018			2017
Current year income tax expense	Ps.	(281,491)		Ps.	(232,824)		Ps.	(51,313)
Deferred income tax (expense) benefit		(813,340)	(1)		582,644	(2)		(186,273)	(3)
Total income tax (expense) benefit	Ps.	(1,094,831)		Ps.	349,820		Ps.	(237,586)

(1)    Includes translation effect by Ps.(2,278)

(2)    Includes translation effect by Ps.2,680

(3)    Includes translation effect by Ps.936

Schedule of income tax in consolidated statements of OCI

	2019		2018		2017
Deferred tax related to items recognized in OCI during the year
Net (loss) gain on cash flow hedges	Ps.	(74,820)	Ps.	85,107	Ps.	12,017
Remeasurement gain (loss) of employee benefits		3,058		(1,797)		533
Deferred tax charged to OCI	Ps.	(71,762)	Ps.	83,310	Ps.	12,550

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2019	2018	2017
Statutory income tax rate	30.00%	30.00%	30.00%
Non-deductible expenses	0.19%	(2.51)%	5.71%
Unrecorded deferred taxes on tax losses	0.27%	(3.96)%	21.31%
Foreign countries difference with Mexican statutory rate	0.11%	(0.02)%	0.48%
Inflation of tax losses	(0.21)%	1.16%	(2.20)%
Amendment tax return effects and other tax adjustments	(0.51)%	0.05%	3.78%
Inflation on furniture, intangible and equipment	(0.48)%	2.08%	(7.19)%
Annual inflation adjustment	(0.05)%	0.26%	(5.87)%
	29.32%	27.06%	46.02%

Schedule of consolidated deferred taxes

	2019				2018				2017
	Consolidated				Consolidated				Consolidated
	statement of		Consolidated		statement of		Consolidated		statement of		Consolidated
	financial		statement of		financial		statement of		financial		statement of
	position		operations		position		operations		position		operations
					Adjusted				Adjusted
Deferred income tax assets:
Lease liability	Ps.	12,155,114	Ps.	313,137	Ps.	11,841,977	Ps.	2,108,422	Ps.	9,733,555	Ps.	(59,235)
Unearned transportation revenue		797,063		61,708		735,355		699,414		35,941		(29,814)
Extension lease agreement		459,343		(137,639)		596,982		82,421		514,562		113,443
Intangible		446,849		(13,741)		460,590		(2,621)		463,211		(18,415)
Provisions		351,345		60,655		290,690		(4,175)		294,865		(48,439)
Tax losses available for offsetting against future taxable income		303,970		(5,350)		309,320		(33,759)		343,079		309,758
Allowance for doubtful accounts		14,089		9,187		4,902		(2,422)		7,324		433
Employee benefits		11,463		2,958		5,446		1,456		5,786		1,222
Employee profit sharing		7,227		2,734		4,493		1,777		2,716		(490)
Non derivative financial instruments		4,229		4,229		—		—		—		—
Financial instruments		(38,865)		—		35,956		—		(49,151)		—
		14,511,827		297,878		14,285,711		2,850,513		11,351,888		268,463
Deferred income tax liabilities:
Right of use asset|		10,236,929		672,311		9,564,618		2,096,458		7,468,160		354,352
Supplemental rent		1,706,949		111,430		1,595,519		32,156		1,563,363		223,753
Rotable spare parts, furniture and equipment, net		884,476		239,452		645,024		168,107		476,917		108,890
Prepaid expenses and other assets		179,061		88,683		90,378		(25,686)		116,064		(239,586)
Inventories		90,287		1,392		88,895		726		88,169		15,286
Other prepayments		27,728		(4,329)		32,057		(1,212)		33,269		(7,023)
		13,125,430		1,108,939		12,016,491		2,270,549		9,745,942		455,672
	Ps.	1,386,397	Ps.	(811,061)	Ps.	2,269,220	Ps.	579,964	Ps.	1,605,946	Ps.	(187,209)

Schedule of components of deferred taxes in the consolidated statement of financial position

	2019		2018		2017

Deferred tax assets	Ps.	1,542,536	Ps.	3,392,240	Ps.	3,222,228
Deferred tax liabilities		(156,139)		(1,123,020)		(1,616,282)
Deferred tax assets, net	Ps.	1,386,397	Ps.	2,269,220	Ps.	1,605,946

Schedule of reconciliation of deferred tax liability, net

	2019		2018		2017
Opening balance as of January 1,	Ps.	2,269,220	Ps.	1,605,946	Ps.	1,780,605
Deferred income tax (expense) benefit during the current year recorded on profits		(811,061)		579,964		(187,209)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		(71,762)		83,310		12,550
Closing balance as of December 31,	Ps.	1,386,397	Ps.	2,269,220	Ps.	1,605,946

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2019 is as follows:

Year	Historical		Adjusted				Total remaining		Year of
of loss	loss		tax loss		Utilized		amount		expiration
2016	Ps.	26,658	Ps.	26,658	Ps.	26,658	Ps.	—	2019
2017		228,413		228,413		88,752		139,661	2020
2017		1,068,498		1,176,068		218,110		957,958	2027
2018		170,049		170,049		—		170,049	2021
2018		3,192		3,299		3,299		—	2028
2019		50,246		50,246		—		50,246	2024
2019		4,922		5,028		—		5,028	2029
	Ps.	1,551,978	Ps.	1,659,761	Ps.	336,819	Ps.	1,322,942

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2019 is as follows:

	Historical		Adjusted				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	4,922	Ps.	5,028	Ps.	—	Ps.	5,028
Concesionaria		1,067,836		1,175,351		217,393		957,958
Operaciones Volaris		3,853		4,016		4,016		—
Vuela Aviación		475,367		475,366		115,410		359,956
	Ps.	1,551,978	Ps.	1,659,761	Ps.	336,819	Ps.	1,322,942
Unrecognized NOLs								(309,710)
							Ps.	1,013,232
Tax rate								30%
Deferred income tax							Ps.	303,970

Schedule of tax balances

	2019
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	4,028,022
CUFIN*		3,847,209
*The calculation comprises all the subsidiaries of the Company.